SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 19,680		¥ 16,422		¥ 16,501
Charged to expenses	13,745		13,990		9,898
Deductions	(14,286)	[1]	(10,732)	[1]	(9,977)	[1]
Balance at end of year	19,139		19,680		16,422
Valuation allowance for deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	1,257		451		348
Charged to expenses	1,090		806		103
Deductions	(9)		0		0
Balance at end of year	¥ 2,338		¥ 1,257		¥ 451

[1]	Amounts written off.